Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended			29 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2015	Apr. 29, 2015	Dec. 31, 2014	Apr. 29, 2013
Stockholders Equity Note [Line Items]
Stock Repurchase Program, Number of Shares Authorized, Value					$ 500.0		$ 500.0
Preferred stock, shares authorized	40,000,000			40,000,000
Preferred stock, par value	$ 0.001			$ 0.001
Stock Repurchase Program, Remaining Value of Shares Authorized to be Repurchased	$ 490.0			$ 490.0
Stock Repurchased and Retired During Period, Shares	19,800,000	1,600,000	9,800,000	31,200,000
Stock Repurchased During Period, Value	$ 299.2	$ 26.4	$ 184.4	$ 510.0
Issuance of common stock in connection with business and asset acquisitions (in shares)	288,148
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized	1,000,000			1,000,000
Preferred stock, par value						$ 0.001
Preferred Stock, Number of Votes, Per Share	$ 1,000			$ 1,000
Preferred Shares Authorized, eliminated	100,000			100,000
Series B preferred stock
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized	15,000,000			15,000,000
Preferred stock conversion basis for each common share	1			1
Preferred stock, liquidation preference	$ 1.30			$ 1.30
Preferred stock, non-cumulative dividends	$ 0.05
Rights [Member]
Stockholders Equity Note [Line Items]
Stockholder's Rights Plan, Conversion Trigger	20.00%
The Greater of two value - A [Member] | Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Dividend Equivalents, per Share	$ 1.00			1.00
The Greater of Two Options - B [Member] | Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Dividend Equivalents, per Share	$ 1,000			$ 1,000
Intellectual Property
Stockholders Equity Note [Line Items]
Issuance of common stock in connection with business and asset acquisitions (in shares)		234,375	1,145,783